Leases - Schedule of Supplemental Information Related To Operating Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating cash flows – cash paid	$ 438	$ 366
New right-of-use assets	$ 748	$ 320
Weighted-average remaining lease term	9 years	8 years
Weighted-average discount rate	6.30%	5.40%